EMPLOYEE AND DIRECTOR INCENTIVE PLANS - Nonvested (Q1) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Non-vested at January 1, 2020 (in shares)	1,748,000	0
Granted (in shares)	64,000	1,819,000
Vested (in shares)	0	0
Forfeited (in shares)	(139,000)	(71,000)
Non-vested at December 31, 2020 (in shares)	1,673,000	1,748,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Non-vested at January 1, 2020 ($ per share)	$ 7.31	$ 0
Granted ($ per share)	8.96	7.31
Weighted-average grant-date fair value of option ($ per share)	0	0
Forfeited ($ per share)	9.62	7.31
Non-vested at December 31, 2020 ($ per share)	$ 5.88	$ 7.31